Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
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Disclosure of Detailed Information About Employee Benefits

Details of the employee benefits are as follows:

	Year ended December 31,
	2018	2017	2016
	(euros in thousands)
Salaries and wages	10,783	9,556	5,166
WBSO subsidy	(4,257)	(3,523)	(1,721)
Social security premiums	919	621	382
Health insurance	330	222	27
Pension costs	749	652	507
Share-based compensation	7,925	12,815	3,307
Other personnel expense	1,835	656	442

Total employee benefits expense	18,284	20,999	8,110

Schedule of Share-based Compensation Expenses Recognized as Employee Benefit Expenses

Share-based compensation expense recognized as employee benefit expenses during the years ended December 31, 2018, 2017 and 2016 was as follows:

	Year ended December 31,
	2018	2017	2016
	(euros in thousands)
R&D costs	2,710	3,245	703
Management and administration costs	4,742	8,942	2,037
Other expenses	473	628	567

	7,925	12,815	3,307